Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2017
Supplement [Text Block]	ust_SupplementTextBlock
SPOUTING ROCK/CONVEX GLOBAL DYNAMIC RISK FUND (the “Fund”)

Supplement to the Prospectus dated January 28, 2017

Effective September 1, 2017, the Fund may invest in foreign securities either directly or indirectly through depositary receipts as a principal strategy.

The Principal Investment Strategies in the Summary Section on pages 2 – 3 is deleted and replaced as follows:

In pursuing positive absolute returns, Convex Capital Management LLC, the Fund’s subadviser (the “Subadviser”), seeks to minimize losses when it believes market risk is high and maximize growth when it believes market risk is low. The Subadviser seeks to achieve this objective by limiting the Fund’s exposure to what it considers to be risky asset classes, economic sectors, and global geographic markets when volatility rises and increasing the Fund’s exposure when volatility falls. The Subadviser considers “risky” asset classes, economic sectors and global geographic markets to be those that it expects to underperform or outperform, on a relative basis, in specific market environments. The Subadviser employs a proprietary dynamic risk management strategy, which integrates quantitative and fundamental analysis, to evaluate the risk and attractiveness of a broad spectrum of asset classes, sectors, and global geographic markets. In an attempt to achieve the most efficient risk-adjusted return for investors, the Subadviser actively adjusts the Fund’s exposure by changing the allocation of the Fund’s investments among various asset classes, economic sectors and global geographic markets. The Fund may invest in U.S., international, and emerging market equity securities of any market capitalization (growth or value stocks or both) and fixed income securities of any quality, maturity, and duration (including high yield securities, which are often referred to as “junk bonds”), either directly or by investing in exchange-traded funds (“ETFs”) that invest in those securities. The Fund defines equity securities as common stock and convertible preferred stock of US and/or foreign companies as well as American Depositary Receipts (“ADRs”) representing common stock and convertible preferred stock of foreign issuers. The Fund defines fixed income securities as notes, bonds, non-convertible preferred shares and other evidences of indebtedness. The Fund may also invest in real estate interests, commodities, and inflation-protected securities. In evaluating ETFs, the Subadviser typically considers historical returns, risk, liquidity, and expense ratios.

The Fund may invest in foreign securities either directly or indirectly through ADRs, Global Depository Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs (collectively, “Depository Receipts”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Depository Receipts may be sponsored or unsponsored. The Fund may hold a substantial portion or all of its portfolio in cash and cash equivalents, including money market funds and short-term fixed income securities, during periods when the Subadviser anticipates high volatility.

The Fund may also invest in futures and options for hedging purposes, to gain market exposure, and to adjust the return and volatility characteristics of the Fund’s portfolio. The Fund may also invest in inverse ETFs or purchase put options if, for example, the Subadviser believes that valuations are high in a deteriorating market environment associated with high volatility.

The following paragraph is added to Foreign Securities Risk in the Summary Section on page 5 and in the Additional Information About the Fund’s Investment Strategies and Related Risks section on page 14:

•	Depositary Receipt Risk. In addition to the risks of investing in foreign securities, there is no guarantee that a Depository Receipt issuer will continue to offer a particular Depository Receipt. As a result, the Fund may have difficulty selling the Depository Receipts, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored Depository Receipts are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. Depository Receipts may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain Depository Receipts are not listed on an exchange and therefore may be illiquid.

•	ADR Currency Risk. Although an ADR is priced in the US dollar, in order to preserve the uniformity of the established “conversion rate,” movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.

Spouting Rock/Convex Global Dynamic Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust_SupplementTextBlock
SPOUTING ROCK/CONVEX GLOBAL DYNAMIC RISK FUND (the “Fund”)

Supplement to the Prospectus dated January 28, 2017

Effective September 1, 2017, the Fund may invest in foreign securities either directly or indirectly through depositary receipts as a principal strategy.

The Principal Investment Strategies in the Summary Section on pages 2 – 3 is deleted and replaced as follows:

In pursuing positive absolute returns, Convex Capital Management LLC, the Fund’s subadviser (the “Subadviser”), seeks to minimize losses when it believes market risk is high and maximize growth when it believes market risk is low. The Subadviser seeks to achieve this objective by limiting the Fund’s exposure to what it considers to be risky asset classes, economic sectors, and global geographic markets when volatility rises and increasing the Fund’s exposure when volatility falls. The Subadviser considers “risky” asset classes, economic sectors and global geographic markets to be those that it expects to underperform or outperform, on a relative basis, in specific market environments. The Subadviser employs a proprietary dynamic risk management strategy, which integrates quantitative and fundamental analysis, to evaluate the risk and attractiveness of a broad spectrum of asset classes, sectors, and global geographic markets. In an attempt to achieve the most efficient risk-adjusted return for investors, the Subadviser actively adjusts the Fund’s exposure by changing the allocation of the Fund’s investments among various asset classes, economic sectors and global geographic markets. The Fund may invest in U.S., international, and emerging market equity securities of any market capitalization (growth or value stocks or both) and fixed income securities of any quality, maturity, and duration (including high yield securities, which are often referred to as “junk bonds”), either directly or by investing in exchange-traded funds (“ETFs”) that invest in those securities. The Fund defines equity securities as common stock and convertible preferred stock of US and/or foreign companies as well as American Depositary Receipts (“ADRs”) representing common stock and convertible preferred stock of foreign issuers. The Fund defines fixed income securities as notes, bonds, non-convertible preferred shares and other evidences of indebtedness. The Fund may also invest in real estate interests, commodities, and inflation-protected securities. In evaluating ETFs, the Subadviser typically considers historical returns, risk, liquidity, and expense ratios.

The Fund may invest in foreign securities either directly or indirectly through ADRs, Global Depository Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs (collectively, “Depository Receipts”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Depository Receipts may be sponsored or unsponsored. The Fund may hold a substantial portion or all of its portfolio in cash and cash equivalents, including money market funds and short-term fixed income securities, during periods when the Subadviser anticipates high volatility.

The Fund may also invest in futures and options for hedging purposes, to gain market exposure, and to adjust the return and volatility characteristics of the Fund’s portfolio. The Fund may also invest in inverse ETFs or purchase put options if, for example, the Subadviser believes that valuations are high in a deteriorating market environment associated with high volatility.

The following paragraph is added to Foreign Securities Risk in the Summary Section on page 5 and in the Additional Information About the Fund’s Investment Strategies and Related Risks section on page 14:

•	Depositary Receipt Risk. In addition to the risks of investing in foreign securities, there is no guarantee that a Depository Receipt issuer will continue to offer a particular Depository Receipt. As a result, the Fund may have difficulty selling the Depository Receipts, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored Depository Receipts are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. Depository Receipts may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain Depository Receipts are not listed on an exchange and therefore may be illiquid.

•	ADR Currency Risk. Although an ADR is priced in the US dollar, in order to preserve the uniformity of the established “conversion rate,” movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.